STOCKHOLDERS’ EQUITY	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Jan. 31, 2025	Oct. 31, 2025
STOCKHOLDERS’ EQUITY

Note 7 — Shareholders’ Deficit

Ordinary shares — The Company’s Post-offering Memorandum and Articles of Association to be adopted with effect from the effectiveness of this prospectus will be authorized to issue up to 500,000,000 ordinary shares, par value $0.0001 per share. Holders of ordinary shares are entitled to one vote for each share held on all matters to be voted on by the shareholders, except as required by law.

On September 30, 2024, EBC entered into a securities subscription agreement with the Company to purchase an aggregate of 500,000 shares (“EBC founder shares”) for an aggregate purchase price of approximately $4,348, or approximately $0.0087 per share. On January 10, 2025, EBC agreed to reduce the subscription amount by 300,000 EBC founder shares for no consideration, resulting in EBC holding 200,000 EBC founder shares.

EBC (and/or its designees) has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete an initial Business Combination within the Combination Period. None of the EBC founder shares may be transferred, assigned or sold (except to the same permitted transferees as the Founder Shares and provided the transferees agree to the same terms and restrictions as the permitted transferees of the Founder Shares must agree to, each as described herein) until the consummation of an initial Business Combination.

As of January 31, 2025, there were 3,075,000 ordinary shares issued and outstanding, of which an aggregate of up to 375,000 shares are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full, so that the Sponsor will own 25% of the issued and outstanding shares after the Proposed Public Offering (excluding the Private Shares and the EBC founder shares and any shares purchased in the Proposed Public Offering).

Rights — Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon conversion of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination, as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Proposed Public Offering. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per ordinary share consideration the holders of the ordinary shares will receive in the transaction on an as-converted into ordinary shares basis and each holder of a right will be required to affirmatively covert its rights in order to receive one share underlying each right (without paying additional consideration). The shares issuable upon conversion of the rights will be freely tradable (except to the extent held by affiliates of the Company).

If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of rights will not receive any of such funds with respect to their rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such rights, and the rights will expire worthless. Further, there are no contractual penalties for failure to deliver securities to the holders of the rights upon consummation of a Business Combination. Additionally, in no event will the Company be required to net cash settle the rights. Accordingly, holders of the rights might not receive the ordinary shares underlying the rights.

Note 7 — Shareholders’ Deficit

Ordinary shares — The Company is authorized to issue up to 500,000,000 ordinary shares, par value $0.0001 per share. Holders of ordinary shares are entitled to one vote for each share held on all matters to be voted on by the shareholders, except as required by law.

On September 30, 2024, EBC entered into a securities subscription agreement with the Company to purchase an aggregate of 500,000 shares (“EBC founder shares”) for an aggregate purchase price of approximately $4,348, or approximately $0.0087 per share. On January 10, 2025, EBC agreed to reduce the subscription amount by 300,000 EBC founder shares for no consideration, resulting in EBC holding 200,000 EBC founder shares.

EBC (and/or its designees) has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete an initial Business Combination within the Combination Period. None of the EBC founder shares may be transferred, assigned or sold (except to the same permitted transferees as the Founder Shares and provided the transferees agree to the same terms and restrictions as the permitted transferees of the Founder Shares must agree to, each as described herein) until the consummation of an initial Business Combination.

As of January 31, 2025, there were 3,075,000 ordinary shares issued and outstanding, of which an aggregate of up to 375,000 shares are subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full. As a result of the underwriter’s full exercise of its over-allotment option on May 30, 2025, no shares are subject to forfeiture and as a result, there were 3,373,750 ordinary shares issued and outstanding as of October 31, 2025.

Rights — Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon conversion of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination, as the consideration related thereto has been included in the Unit purchase price paid for by investors in the IPO. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per ordinary share consideration the holders of the ordinary shares will receive in the transaction on an as-converted into ordinary shares basis and each holder of a right will be required to affirmatively covert its rights in order to receive one share underlying each right (without paying additional consideration). The shares issuable upon conversion of the rights will be freely tradable (except to the extent held by affiliates of the Company).

If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of rights will not receive any of such funds with respect to their rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such rights, and the rights will expire worthless. Further, there are no contractual penalties for failure to deliver securities to the holders of the rights upon consummation of a Business Combination. Additionally, in no event will the Company be required to net cash settle the rights. Accordingly, holders of the rights might not receive the ordinary shares underlying the rights.

Greenland Exploration Limited
STOCKHOLDERS’ EQUITY

NOTE 4. STOCKHOLDERS’ EQUITY

Common Stock – The Company is authorized to issue 10,000,000 shares of common stock, no par value. There were 1,500,000 common shares issued and outstanding as of June 30, 2025. The Company common shares will be exchanged into shares of Holdco common stock at the completion of the Business Combination.

Warrants – The $15 Exercise Price Warrants will entitle the holder to purchase one common share at an exercise price of $15.00 per each share, will be exercisable for a period of 10 years from the date of Business Combination, will be non-redeemable, and may be exercised on a cashless basis. Additionally, $15 Exercise Price Warrants and the shares issuable upon the exercise of the $15 Exercise Price Warrants will not be transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. The Company had 1,500,000 $15 Exercise Price Warrants outstanding as of June 30, 2025, which will be exchanged into warrants of Holdco at the closing of the Business Combination.

Greenland Exploration Limited
STOCKHOLDERS’ EQUITY

NOTE 4. STOCKHOLDERS’ EQUITY

Common Stock – The Company is authorized to issue 10,000,000 shares of common stock, no par value. There were 1,500,000 common shares issued and outstanding as of September 30, 2025. The Company common shares will be exchanged into shares of Holdco common stock at the completion of the Business Combination.

Warrants – The $15 Exercise Price Warrants will entitle the holder to purchase one common share at an exercise price of $15.00 per each share, will be exercisable for a period of 10 years from the date of Business Combination, will be non-redeemable, and may be exercised on a cashless basis. Additionally, $15 Exercise Price Warrants and the shares issuable upon the exercise of the $15 Exercise Price Warrants will not be transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. The Company had 1,500,000 $15 Exercise Price Warrants outstanding as of September 30, 2025, which will be exchanged into warrants of Holdco at the closing of the Business Combination.

March GL
STOCKHOLDERS’ EQUITY

6.	STOCKHOLDERS’ EQUITY

The Company was incorporated on March 31, 2025 and is authorized to issue 5,000,000 shares of common stock with a par value of $0.001 per share. Upon incorporation, the Company completed a private placement of 44,600 shares of common stock, resulting in gross proceeds of $1,150,140. Of this amount, $45 was allocated to common stock based on par value and the remaining $1,150,095 was recorded as additional paid-in capital.

For the period ended June 30, 2025, the Company incurred a net loss of $445,105, which was recorded as an accumulated deficit. Total stockholders’ equity as of June 30, 2025 was $705,035.

March G L [Member]
STOCKHOLDERS’ EQUITY

6.	STOCKHOLDERS’ EQUITY

The Company was incorporated on March 31, 2025 and is authorized to issue 5,000,000 shares of common stock with a par value of $0.001 per share.

During the period from inception (March 31, 2025) through September 30, 2025, the Company issued an aggregate of 96,300 shares of common stock through private placement offerings for total gross proceeds of $4,051,520. Of these proceeds, $96 was recorded to common stock based on par value, and $4,051,524 was recorded as additional paid-in capital.

As of September 30, 2025, $25,000 of subscription amounts remained unpaid and is reflected as subscriptions receivable within stockholders’ equity.

As of September 30, 2025, the Company had 96,300 shares of common stock issued and outstanding, additional paid-in capital of $4,051,524, and subscriptions receivable of $25,000.

During the period from inception through September 30, 2025, the Company incurred a cumulative net loss of $3,091,094, resulting in an accumulated deficit of $3,091,094 as of September 30, 2025. Total stockholders’ equity as of September 30, 2025 was $935,526.